Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of maturities of lease liabilities in accordance with leases

	As of	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
2023	36,025	—
2024	7,145	38,305
2025	3,282	25,951
2026	—	24,672
2027	—	24,877
2028	—	27,139
2029	—	24,877
Total lease payment	46,452	165,821
Less: imputed interest	(1,338)	(11,415)
Present value of minimum operating lease payments	45,114	154,406
Less: Current operating lease liabilities	(34,975)	(34,993)
Long-term operating lease liabilities	10,139	119,413